Borrowings - Schedule of Notes Payable to Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Notes payable to related parties, non-current	$ 0.0	$ 1,170.5	$ 987.1
Shareholder Notes
Related Party Transaction [Line Items]
Notes payable to related parties, non-current	0.0	1,166.8	983.7
Management Notes
Related Party Transaction [Line Items]
Notes payable to related parties, non-current	$ 0.0	$ 3.7	$ 3.4